INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Federal income taxes	$ 0	$ 0
Increase in valuation allowance	2,600	4,900
Net operating loss carryforwards	21,101	18,769
Tax credit carryforwards	1,203	1,022
Deferred tax Assets	23,961	$ 21,114
Federal
Operating loss carryforwards	77,400
State | California
Operating loss carryforwards	$ 70,800